Right of use assets - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Statements [Line Items]
Cash outflow for lease	£ 215
Relocation Of Corporate Headquarters [Member]
Statements [Line Items]
Lessees potential exposure to future cash flows in respect of leases not commenced	£ 60
Relocation Of Corporate Headquarters [Member] | Bottom of range [member]
Statements [Line Items]
Lessee potential leases year of expiry	2022
Relocation Of Corporate Headquarters [Member] | Top of range [member]
Statements [Line Items]
Lessee potential leases year of expiry	2029